Financial risk review - Schedule of Offsetting Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	$ 157,267	$ 68,159
Net amount of assets presented in the consolidated statement of financial position	157,267	68,159
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(152,111)	(50,615)
Net amount	5,156	17,544
Derivative financial instruments used for hedging at FVTPL
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	157,267	68,159
Net amount of assets presented in the consolidated statement of financial position	157,267	68,159
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(152,111)	(50,615)
Net amount	$ 5,156	$ 17,544